Trade Receivables - Trade Receivables by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	¥ 2,525	¥ 3,152
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,568	3,188
Gross carrying amount [member] | RMB [member]
Disclosure of financial assets [line items]
Trade receivables	2,446	2,686
Gross carrying amount [member] | USD [member]
Disclosure of financial assets [line items]
Trade receivables	48	151
Gross carrying amount [member] | EURO [member]
Disclosure of financial assets [line items]
Trade receivables	13	65
Gross carrying amount [member] | AUD [Member]
Disclosure of financial assets [line items]
Trade receivables	7	33
Gross carrying amount [member] | TWD [Member]
Disclosure of financial assets [line items]
Trade receivables	2	22
Gross carrying amount [member] | GBP [Member]
Disclosure of financial assets [line items]
Trade receivables	3	18
Gross carrying amount [member] | Others [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 49	¥ 213